Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ (1)	$ 6	$ (2)	$ 23
Deferred Tax Expense (Recovery)	(177)	46	(656)	(790)
Tax Expense (Recovery) From Continuing Operations	(178)	52	(658)	(767)
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ (1)	10	(3)	22
United States [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)		$ (4)	$ 1	$ 1